Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Hudbay Minerals Inc.
Entity Central Index Key	0001322422
Trading Symbol	hbm
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	261,272,151
Amendment Flag	false